Purchase price - Summary of Components of Business Combination Purchase Price (Detail) $ / shares in Units, $ in Thousands	Feb. 26, 2021 USD ($) $ / shares shares
Series A1 Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Ventyx's share value | $ / shares	$ 3.06
Zomagen [Member]
Business Acquisition [Line Items]
Ventyx common shares issued | shares	457,944
Ventyx's share value | $ / shares	$ 3.06
Common stock, value, issued	$ 1,401,309
Stock consideration	$ 7,532,839
Outstanding options to purchase shares of Ventyx common stock | shares	30,483
Ventyx's option value | $ / shares	$ 2.87
Sale of Stock, Consideration Received on Transaction	$ 87,486
Transaction fees	206,647
Total purchase price	$ 7,826,972
Zomagen [Member] | Series A1 Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Ventyx common shares issued | shares	2,003,768
Ventyx's share value | $ / shares	$ 3.06
Common stock, value, issued	$ 6,131,530
Oppilan [Member]
Business Acquisition [Line Items]
Ventyx common shares issued | shares	360,854
Ventyx's share value | $ / shares	$ 3.06
Common stock, value, issued	$ 1,104,213
Stock consideration	$ 13,494,591
Outstanding options to purchase shares of Ventyx common stock | shares	75,955
Ventyx's option value | $ / shares	$ 1.86
Sale of Stock, Consideration Received on Transaction	$ 141,276
Transaction fees	370,195
Total purchase price	$ 14,006,062
Oppilan [Member] | Series A1 Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Ventyx common shares issued | shares	4,049,143
Ventyx's share value | $ / shares	$ 3.06
Common stock, value, issued	$ 12,390,378